Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Leasehold Improvements [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Leasehold Improvements [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Furniture, office equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Furniture, office equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years